Offsets	Jul. 11, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Blackstone Secured Lending Fund
Form or Filing Type	N-2
File Number	333-266323
Initial Filing Date	Jul. 26, 2022
Fee Offset Claimed	$ 67,280.88
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $0.001 par value per share
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 439,457,109.12
Offset Note	Certain of the securities being offered under this prospectus supplement represent unsold securities previously registered on the prospectus supplement filed pursuant to Rule 424(b)(2) on January 21, 2025 (the "Prior Prospectus Supplement"), and the accompanying prospectus dated July 26, 2022, pursuant to a Registration Statement on Form N-2ASR (File No. 333-266323) (the "Prior Registration Statement") filed with the Securities and Exchange Commission, on July 26, 2022. As of the date hereof, the maximum aggregate offering amount of the unsold securities registered pursuant to the Prior Prospectus Supplement (the "Unsold Securities") is $439,457,109.12. In connection with the registration of the Unsold Securities, the registrant paid a registration fee of $67,280.88, which will be applied to the Unsold Securities that are being offered pursuant to this prospectus supplement. The registrant has terminated any offering that included the Unsold Securities under the Prior Registration Statement.
Termination / Withdrawal Statement	The registrant has terminated any offering that included the Unsold Securities under the Prior Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Blackstone Secured Lending Fund
Form or Filing Type	N-2
File Number	333-266323
Filing Date	Jan. 21, 2025
Fee Paid with Fee Offset Source	$ 67,280.88
Offset Note	See Footnote 2.